Quarterly Financial Data (Unaudited):	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited):
Quarterly Financial Data (Unaudited):

23. Quarterly Financial Data (Unaudited):

        The following is a summary of quarterly results of operations for the years ended December 31, 2010 and 2009:

	2010 Quarter Ended				2009 Quarter Ended
	Dec 31	Sep 30	Jun 30	Mar 31	Dec 31	Sep 30	Jun 30	Mar 31
Revenues(1)	$202,913	$189,470	$181,226	$181,456	$199,377	$197,260	$201,586	$205,201
Net income (loss) available to common stockholders	$23,558	$8,429	$(440)	$(6,357)	$(14,376)	$142,838	$(21,736)	$14,016
Net income (loss) available to common stockholders per share-basic	$0.18	$0.06	$(0.01)	$(0.08)	$(0.17)	$1.75	$(0.29)	$0.18
Net income (loss) available to common stockholders per share-diluted	$0.18	$0.06	$(0.01)	$(0.08)	$(0.18)	$1.75	$(0.29)	$0.18
(1)
Revenues as reported on the Company's Quarterly Reports on Form 10-Q have been reclassified to reflect adjustments for discontinued operations through June 30, 2011.